Consolidated Balance Sheets		Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
CURRENT ASSETS
Cash and cash equivalents		$ 84,850,995	$ 10,906,438	$ 35,885,666
Accounts receivable, net		8,144,307	1,046,839	14,557,523
Amount due from a director				145,166
Merchandise inventories, net		1,879,435	241,576	1,855,686
Taxes receivables				395,005
Prepayments				5,000
TOTAL CURRENT ASSETS		94,874,737	12,194,853	52,844,046
NON-CURRENT ASSETS
Plant and equipment, net
Deferred initial public offering costs				5,252,768
Long-term deposits		16,200	2,082	16,200
TOTAL NON-CURRENT ASSETS		16,200	2,082	5,268,968
TOTAL ASSETS		94,890,937	12,196,935	58,113,014
CURRENT LIABILITIES
Accounts payable		466,327	59,940	732,340
Accruals		1,786,314	229,607	1,018,618
Contract liabilities		501,804	64,500	1,008,415
Tax payables		190,082	24,432
TOTAL CURRENT LIABILITIES		17,928,920	2,304,518	27,037,713
TOTAL LIABILITIES		17,928,920	2,304,518	27,037,713
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary Shares, US$0.00000625 par value, 8,000,000,000 Ordinary Shares authorized, and 16,000,000 Ordinary Shares and 17,613,083 Ordinary Shares issued and outstanding as of March 31, 2024 and 2025, respectively	[1]	862	110	783
Additional paid-in capital		37,717,487	4,848,068	99,217
Retained earnings		39,243,668	5,044,239	30,975,301
TOTAL SHAREHOLDERS’ EQUITY		76,962,017	9,892,417	31,075,301
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		94,890,937	12,196,935	58,113,014
Related Party
CURRENT LIABILITIES
Accounts payable - related parties		$ 14,984,393	$ 1,926,039	$ 24,278,340

[1]	1,500,000 ordinary shares were issued on May 15, 2024, and 113,083 ordinary shares were issued on July 5, 2024.